Borrowings - Debt classification (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Borrowings
Non Current Borrowings	$ 3,084,214	$ 2,906,288	[1]
Current borrowings	457,941	438,114	[1]
Borrowings	3,542,155	3,344,402
Senior Notes
Borrowings
Non Current Borrowings	1,928,762	1,920,783
Current borrowings	22,692	27,060
Bank borrowings
Borrowings
Non Current Borrowings	1,155,452	985,505
Current borrowings	92,721	213,576
Letters of credit
Borrowings
Current borrowings	$ 342,528	$ 197,478

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.